Schedule of liabilities related to assets held to sale (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred revenue	R$ 448	R$ 316
Deferred revenue, current	383	297
Deferred revenue, non-current	65	19
Deferred Revenue In Relation To Sale Of Real Estate Property [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	30	8
Additional Or Extended Warranties [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	11	12
Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	11	8
Revenue From Credit Card Companies [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	106	80
Gift Card [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	182	131
Others [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	R$ 108	R$ 77